ASTOR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	COMMODITY - 10.1%
860,996	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$ 16,040,355

	EQUITY - 60.2%
73,049	Invesco S&P 500 Equal Weight Technology ETF (a)	20,260,140
51,963	iShares Core MSCI Emerging Markets ETF (a)	3,402,018
194,365	iShares MSCI USA Equal Weighted ETF	15,980,690
133,065	iShares MSCI USA Min Vol Factor ETF	9,574,027
113,413	SPDR Portfolio Emerging Markets ETF	5,035,537
308,781	SPDR Portfolio S&P 1500 Composite Stock Market ETF	15,951,626
362,518	SPDR Portfolio S&P 500 ETF	17,777,883
189,021	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	7,781,995
		95,763,916
	FIXED INCOME - 28.0%
153,452	First Trust Low Duration Opportunities ETF (a)	7,849,070
167,051	First Trust Senior Loan ETF (a)	7,998,402
37,629	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	4,935,043
148,452	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF(a)	8,136,654
273,948	Quadratic Interest Rate Volatility and Inflation ETF (a)	7,826,694
95,367	Vanguard Short-Term Bond ETF (a)	7,849,658
		44,595,521

	TOTAL EXCHANGE-TRADED FUNDS (Cost $141,877,823)	156,399,792

ASTOR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.9%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL – 11.1%
17,651,805	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 0.01% (b)(c)	$ 17,651,805

	MONEY MARKET FUNDS - 1.8%
2,919,271	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.02% (b)	2,919,271

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,571,076)	20,571,076

	TOTAL INVESTMENTS - 111.2% (Cost $162,448,899)	$ 176,970,868
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.2)%	(17,854,659)
	NET ASSETS - 100.0%	$ 159,116,209

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Security, or a portion of the security, is out on loan at April 30, 2021. Total Loaned securities has a value of $17,105,312 at April 30, 2021.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2021.
(c)	The loaned securities were secured with a short–term investment cash collateral of $17,651,805

ASTOR MACRO ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 92.8%
	COMMODITY - 1.8%
3,921	SPDR Gold Shares(a)			$ 649,553

	EQUITY - 56.2%
51,690	Alerian MLP ETF			1,692,330
16,696	Invesco QQQ Trust Series 1			5,643,080
11,005	Invesco S&P 500 Pure Value ETF			846,064
9,378	iShares MSCI Brazil ETF			333,482
9,235	iShares MSCI Chile ETF			294,597
3,975	iShares MSCI China ETF			325,871
7,941	iShares MSCI India ETF			325,740
9,587	iShares MSCI Indonesia ETF			207,463
11,719	iShares MSCI Malaysia ETF			325,788
6,807	iShares MSCI Mexico ETF			309,446
7,348	iShares MSCI Philippines ETF			212,431
16,626	iShares MSCI Poland ETF			329,860
8,200	iShares MSCI Russia ETF			323,490
6,124	iShares MSCI South Africa ETF			302,097
5,225	iShares MSCI Taiwan ETF			337,222
4,085	iShares MSCI Thailand ETF			329,905
9,103	iShares MSCI Turkey ETF			212,191
27,789	iShares Russell 2000 ETF			6,249,467
20,623	iShares Russell Mid-Cap ETF			1,602,407
609	SPDR S&P 500 ETF Trust			254,136
				20,457,067
	FIXED INCOME - 34.8%
27,797	iShares 3-7 Year Treasury Bond ETF			3,625,563
24,363	iShares Core U.S. Aggregate Bond ETF			2,789,320
9,844	iShares Short Treasury Bond ETF			1,087,860
47,510	SPDR Bloomberg Barclays High Yield Bond ETF			5,188,567
				12,691,310

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,242,254)			33,797,930

ASTOR MACRO ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 2.2%
818,286	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.02% (Cost $818,286)(b)			$ 818,286

	TOTAL INVESTMENTS - 95.0% (Cost $33,060,540)			$ 34,616,216
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.0%			1,810,114
	NET ASSETS - 100.0%			$ 36,426,330

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
35	CBOT 10 Year US Treasury Note(d)	06/21/2021	$ 4,621,085	$ (10,493)
13	CBOT Corn Future(d)	07/14/2021	437,613	51,613
6	CBOT Soybean Future(d)	07/14/2021	460,275	27,525
12	CBOT Wheat Future(d)	07/14/2021	440,850	23,575
34	CME Australian Dollar Currency Future(d)	06/14/2021	2,620,040	(11,390)
57	CME British Pound Currency Future(d)	06/14/2021	4,920,169	(26,369)
33	CME Euro Foreign Exchange Currency Future(d)	06/14/2021	4,963,405	18,536
23	CME Japanese Yen Currency Future(d)	06/14/2021	2,631,056	10,567
8	COMEX Copper Future(d)	07/28/2021	893,600	32,700
13	ICE Brent Crude Oil Future(d)	06/30/2021	861,640	26,910
26	Long Gilt Future(d)	06/28/2021	4,595,908	(28,601)
11	NYBOT CSC Number 11 World Sugar Future(d)	06/30/2021	209,194	1,647
	TOTAL FUTURES CONTRACTS			$ 116,220

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
22	Eurex 10 Year Euro BUND Future(d)	06/08/2021	$ 4,502,216	$ 31,473
4	NYBOT CSC C Coffee Future(d)	07/20/2021	212,175	(13,125)
	TOTAL FUTURES CONTRACTS			$ 18,348

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2021.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is a holding of the AMA Fund Limited CFC (“AMA”) which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.

ASTOR SECTOR ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.0%
	EQUITY - 99.0%
53,244	Consumer Staples Select Sector SPDR Fund (a)	$ 3,704,718
152,812	Financial Select Sector SPDR Fund	5,540,963
24,602	First Trust Technology AlphaDEX Fund (a)	2,910,417
52,383	Health Care Select Sector SPDR Fund	6,355,629
12,956	Invesco S&P 500 Equal Weight Technology ETF (a)	3,593,347
15,183	O'Shares Global Internet Giants ETF(b)	830,358
46,113	Real Estate Select Sector SPDR Fund	1,972,253
41,120	Vanguard Communication Services ETF (a)	5,703,344
		30,611,029

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,310,883)	30,611,029

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 16.8%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL – 15.6%
4,827,214	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 0.01% (c)(d)	4,827,214

	MONEY MARKET FUNDS - 1.2%
382,901	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.02% (c)	382,901

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,210,115)	5,210,115

	TOTAL INVESTMENTS - 115.8% (Cost $30,520,998)	$ 35,821,144
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.8)%	(4,879,571)
	NET ASSETS - 100.0%	$ 30,941,573

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Security, or a portion of the security, is out on loan at April 30, 2021. Total Loaned securities has a value of $4,715,603 at April 30, 2021.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2021.
(d)	The loaned securities were secured with short – term instrument cash collateral of $4,827,214.